UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006
Check here if Amendment [x  ]; Amendment Number: 3
   This Amendment (Check only one.):	[  ] is a restatement.
					[ x ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Karpus Investment Management
Address:   183 Sully?s Trail
	   Pittsford, New York_14534
	Form 13F File Number:  28-11445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	George W. Karpus
Title:	President / CEO
Phone:	585-586-4680
Signature, Place, and Date of Signing:

	George Karpus	Pittsford, NewYork 14534	06/25/06
	 [Signature]	 	[City, State]		 [Date]

Report Type ( Check only one.):

[ x ]   13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]   13F NOTICE.  (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[  ]   13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-________________	_________________________________
	[Repeat as necessary.]





FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:     N/A

Form 13F Information Table Entry Total:   203

Form 13F Information Table Value Total:  721,456
					           (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state ?NONE? and omit the column headings and list entries.]

	No.	          Form 13F File Number		Name

       NONE

       [Repeat as necessary.]






























Form 13F Information Table
Column 1
Column
2
Column 3
Column 4
Column
5
Column 6
Column 7
Column
8








Name of Issuer
Title of
Cusip
Value
Shares
Or
Investment
Other
Voting

Class

(x$1000)
Prn Amt
Discretion
Managers
Authority
3M COMPANY
Common
Stock
88579Y101
264
3,268
Sole
N/a
Sole
ACM GOVERNMENT
OPPORTUNITY FUND,
INC.
Common
Stock
000918102
5,083
677,795
Sole
N/a
Sole
ACM MANAGED INCOME
FUND
Common
Stock
000919100
11,856
3,518,150
Sole
N/a
Sole
ADAMS EXPRESS
COMPANY
Common
Stock
006212104
8,528
662,636
Sole
N/a
Sole
ADVENT/CLAYMORE
ENH GR & INC
Common
Stock
00765E104
5,179
311,420
Sole
N/a
Sole
AIM SELECT REAL
ESTATE INCOME FUND
Common
Stock
00888R107
2,169
139,465
Sole
N/a
Sole
AMERICAN INCOME
FUND, INC.
Common
Stock
02672T109
4,722
611,665
Sole
N/a
Sole
AMERICAN SELECT
PORTFOLIO
Common
Stock
029570108
1,279
111,510
Sole
N/a
Sole
AMERICAN STRATEGIC
INC III
Common
Stock
03009T101
6,224
590,515
Sole
N/a
Sole
AMERICAN STRATEGIC
INCOME PORTFOLIO
INC.
Common
Stock
030098107
925
87,390
Sole
N/a
Sole
BANCROFT
CONVERTIBLE FUND,
INC.
Common
Stock
059695106
740
40,121
Sole
N/a
Sole
BANK OF NEW YORK
COMPANY, INC.
Common
Stock
064057102
5,909
183,494
Sole
N/a
Sole
BLACKROCK FLORIDA
INSD MUNI
Common
Stock
09250G102
545
41,630
Sole
N/a
Sole
BLACKROCK FLORIDA
INSURED MUNI 2008
TERM
Common
Stock
09247H106
1,526
109,340
Sole
N/a
Sole
BLACKROCK GLOBAL
ENRG & RES
Common
Stock
09250U101
549
20,740
Sole
N/a
Sole
BLACKROCK INCOME
OPPORTUNITY TRUST
Common
Stock
092475102
5,495
559,576
Sole
N/a
Sole
BLACKROCK INS MUNI
INCOME TR
Common
Stock
092479104
3,771
272,475
Sole
N/a
Sole
BLACKROCK INSURED
MUNI TERM TRUST
Common
Stock
092474105
1,885
200,750
Sole
N/a
Sole
BLACKROCK MUNI
TARGET TRUST
Common
Stock
09247M105
45,530
4,585,135
Sole
N/a
Sole
BLACKROCK NEW
YORK INSD 2008
Common
Stock
09247L107
10,905
738,837
Sole
N/a
Sole
BLACKROCK NEW
YORK MUN II
Common
Stock
09249r102
823
60,500
Sole
N/a
Sole
BLACKROCK STRAT
DVD ACHV TRS
Common
Stock
09249Y107
10,635
811,802
Sole
N/a
Sole
BOULDER TOTAL
RETURN FUND
Common
Stock
101541100
246
13,650
Sole
N/a
Sole
BRANTLEY CAPITAL
CORP
Common
Stock
105494108
736
334,328
Sole
N/a
Sole
CAPITAL AND INC
STRAT FD INC.
Common
Stock
13971Y103
1,404
80,700
Sole
N/a
Sole
CAPITAL SOUTHWEST
CORPORATION
Common
Stock
140501107
543
5,194
Sole
N/a
Sole
CASTLE CONVERTIBLE
FUND - FIDELITY RES
Common
Stock
148443104
759
33,100
Sole
N/a
Sole
CEF WESTERN ASSET
CLYMOR
Common
Stock
95766Q106
484
43,450
Sole
N/a
Sole
CENTRAL SECURITIES
CORP
Common
Stock
155123102
668
26,365
Sole
N/a
Sole
CITIGROUP
INVESTMENTS
CORPORATE LOAN
FUND
Common
Stock
17307C107
5,597
428,887
Sole
N/a
Sole
COHEN & STEERS REIT
& UTILITY INCOME
FUND
Common
Stock
19247Y108
2,157
116,035
Sole
N/a
Sole
COHEN & STEERS SEL
UTILITY
Common
Stock
19248A109
3,752
181,500
Sole
N/a
Sole
COLONIAL INSURED
MUNICIPAL FUND
Common
Stock
195761101
2,668
213,420
Sole
N/a
Sole
COMMERCE BANCORP,
INC. NJ
Common
Stock
200519106
446
12,500
Sole
N/a
Sole
CORNING INC COM
Common
Stock
219350105
1,829
75,600
Sole
N/a
Sole
DEFINED STRATEGY
FUND, INC.
Common
Stock
24476Y100
5,673
328,874
Sole
N/a
Sole
DREMAN / CLAYMORE
DIVIDEND & INCOME
Common
Stock
26153R100
577
29,915
Sole
N/a
Sole
DREYFUS MUNI FUND
Common
Stock
26201r102
264
30,675
Sole
N/a
Sole
DREYFUS STRATEGIC
MUNICIPALS
Common
Stock
261932107
104
12,150
Sole
N/a
Sole
DTF TAX FREE INCOME,
INC.
Common
Stock
23334J107
1,785
125,725
Sole
N/a
Sole
DWS GLOBAL
COMMODITIES STOCK
FUND, INC.
Common
Stock
23338Y100
9,059
550,013
Sole
N/a
Sole
DWS MUNICIPAL
INCOME TRUST
Common
Stock
23338M106
4,013
371,950
Sole
N/a
Sole
DWS RREEF REAL
ESTATE FUND II, INC.
Common
Stock
23338X102
1,046
63,780
Sole
N/a
Sole
DWS RREEF REAL
ESTATE FUND INC.
Common
Stock
233384106
2,514
114,575
Sole
N/a
Sole
EATON VANCE FLORIDA
MUNICIPAL INCOME
FUND
Common
Stock
27826B100
472
35,175
Sole
N/a
Sole
EATON VANCE
INSURED FLORIDA
Common
Stock
27828E102
182
13,900
Sole
N/a
Sole
EATON VANCE
INSURED MUNI BND
Common
Stock
27827X101
148
10,700
Sole
N/a
Sole
EATON VANCE
INSURED NY MUNICIPL
BOND FD II
Common
Stock
27828T109
162
11,980
Sole
N/a
Sole
EATON VANCE SENIOR
INCOME TRUST
Common
Stock
27826S103
806
99,142
Sole
N/a
Sole
EATON VANCE SHORT
DUR DIV IN
Common
Stock
27828V104
5,307
319,140
Sole
N/a
Sole
EMERGING MARKETS
TELECOMUNICATIONS
FUND
Common
Stock
290890102
2,711
222,009
Sole
N/a
Sole
ENERGY EAST
CORPORATION
Common
Stock
29266M109
368
15,363
Sole
N/a
Sole
ENHANCED S&P 500
COVERED CAL
Common
Stock
29332W107
204
11,800
Sole
N/a
Sole
EQUUS II INC
Common
Stock
294766100
138
19,250
Sole
N/a
Sole
ERHC ENERGY, INC.
Common
Stock
26884J104
5
10,000
Sole
N/a
Sole
EUROPE FUND, INC
Common
Stock
29874M103
11,048
844,616
Sole
N/a
Sole
EVERGREEN MANAGED
INCOME FUND
Common
Stock
30024Y104
4,724
291,765
Sole
N/a
Sole
EXXON MOBIL
CORPORATION
Common
Stock
30231G102
613
9,984
Sole
N/a
Sole
FIRST NIAGARA
FINANCIAL GRP
Common
Stock
33582V108
1,860
132,660
Sole
N/a
Sole
FIRST TRUST
ABERDEEN GLOBAL
Common
Stock
337319107
7,715
459,209
Sole
N/a
Sole
FIRST TRUST VALUE
LINE DIVIDEND FUND
Common
Stock
33735A100
5,031
333,830
Sole
N/a
Sole
FIRST TRUST/FIDAC
MORTG INCM
Common
Stock
33734E103
799
49,796
Sole
N/a
Sole
FIRST TRUST/VALUE
LINE & IBB EQ ALLOC
Common
Stock
33735H105
2,121
106,031
Sole
N/a
Sole
FLAH &
CRUM/CLAYMORE PFD
S I
Common
Stock
338478100
7,317
375,255
Sole
N/a
Sole
FLOATING RATE INC
STRAT FUND
Common
Stock
339735102
2,921
166,369
Sole
N/a
Sole
FLOATING RATE INC
STRAT II
Common
Stock
339736100
297
16,850
Sole
N/a
Sole
FRANKLIN STREET
PROPERTIES CORP.
Common
Stock
35471r106
838
42,568
Sole
N/a
Sole
FT DEARBORN INCOME
SEC
Common
Stock
347200107
3,995
302,200
Sole
N/a
Sole
GABELLI DIVIDEND &
INCOME TRUST
Common
Stock
36242H104
2,852
153,835
Sole
N/a
Sole
GABELLI GLOBAL
MULTIMEDIA TRUST
Common
Stock
36239Q109
3,579
351,252
Sole
N/a
Sole
GENERAL AMERICAN
INVESTORS
Common
Stock
368802104
2,436
67,477
Sole
N/a
Sole
GENERAL ELECTRIC
Common
Stock
369604103
629
19,090
Sole
N/a
Sole
GSI GROUP, INC.
Common
Stock
36229U102
227
26,434
Sole
N/a
Sole
ING PRIME RATE TRUST
Common
Stock
44977W106
812
115,870
Sole
N/a
Sole
INSURED MUNI INCOME
FUND(NAME CHANGE
8/95)
Common
Stock
45809F104
2,327
186,630
Sole
N/a
Sole
INTEL CORP.
Common
Stock
458140100
257
13,506
Sole
N/a
Sole
INTERMEDIATE MUNI
FUND, INC
Common
Stock
45880P104
3,387
398,910
Sole
N/a
Sole
INVESTMENT GRADE
MUNI INC FD(NAME
CHG 8/95
Common
Stock
461368102
1,583
123,115
Sole
N/a
Sole
ISHARES DOW JONES
U.S. ENERGY SECTOR
INDEX
Common
Stock
464287796
289
3,000
Sole
N/a
Sole
ISHARES GS$
INVESTOP CORP. BD
Common
Stock
464287242
13,167
127,250
Sole
N/a
Sole
ISHARES LEHMAN 20+
YEAR TREASURY BOND
Common
Stock
464287432
1,013
12,013
Sole
N/a
Sole
ISHARES MSCI
AUSTRALIA
Common
Stock
464286103
2,893
139,420
Sole
N/a
Sole
ISHARES MSCI CANADA
Common
Stock
464286509
4,747
199,879
Sole
N/a
Sole
ISHARES MSCI
EMERGING MARKETS
INDEX
Common
Stock
464287234
1,355
14,429
Sole
N/a
Sole
ISHARES MSCI FRANCE
Common
Stock
464286707
2,464
82,285
Sole
N/a
Sole
ISHARES MSCI HONG
KONG
Common
Stock
464286871
364
26,955
Sole
N/a
Sole
ISHARES MSCI JAPAN
INDEX FUND
Common
Stock
464286848
10,430
764,696
Sole
N/a
Sole
ISHARES MSCI PACIFIC
EX-JAPAN INDEX FUND
Common
Stock
464286665
1,034
9,635
Sole
N/a
Sole
ISHARES MSCI SOUTH
KOREA IND
Common
Stock
464286772
284
6,290
Sole
N/a
Sole
ISHARES MSCI SPAIN
INDEX FD
Common
Stock
464286764
1,393
32,935
Sole
N/a
Sole
ISHARES MSCI TAIWAN
INDEX FD
Common
Stock
464286731
384
29,935
Sole
N/a
Sole
ISHARES MSCI UNITED
KINGDOM
Common
Stock
464286699
13,020
618,504
Sole
N/a
Sole
ISHARES RUSSELL 2000
INDEX FUND
Common
Stock
464287655
763
10,643
Sole
N/a
Sole
ISHARES TR 1-3 YR TRS
BD
Common
Stock
464287457
338
4,237
Sole
N/a
Sole
J F CHINA REGION
FUND, INC.
Common
Stock
46614T107
528
33,255
Sole
N/a
Sole
J P MORGAN CHASE &
C0
Common
Stock
46625H100
258
6,153
Sole
N/a
Sole
JOHN HANCOCK BANK
& THRIFT FUN
Common
Stock
409735107
5,147
545,385
Sole
N/a
Sole
JOHN HANCOCK
FINANCIAL
Common
Stock
41014X105
228
12,859
Sole
N/a
Sole
JOHN HANCOCK
INCOME SECURITIES
TRUST
Common
Stock
410123103
173
13,100
Sole
N/a
Sole
JOHN HANCOCK
INVEST TRUST
Common
Stock
410142103
630
35,760
Sole
N/a
Sole
JOHN HANCOCK PFD
INCOME III
Common
Stock
41021P103
9,087
460,325
Sole
N/a
Sole
JOHN HANCOCK T/A
DVD INCOME
Common
Stock
41013V100
2,624
152,230
Sole
N/a
Sole
JOHNSON & JOHNSON
Common
Stock
478160104
277
4,626
Sole
N/a
Sole
LATIN AMERICA EQUITY
FUND
Common
Stock
51827Q106
2,361
65,132
Sole
N/a
Sole
LAZARD GLOBAL TOT
RT & INC
Common
Stock
52106W103
3,315
169,297
Sole
N/a
Sole
LENNOX
INTERNATIONAL INC.
Common
Stock
526107107
336
12,685
Sole
N/a
Sole
LIBERTY ALL-STAR
GROWTH FD
Common
Stock
529900102
611
118,335
Sole
N/a
Sole
MANAGED MUNICIPALS
PORTFOLIO INC
Common
Stock
561662107
2,309
218,270
Sole
N/a
Sole
MBIA CAP/CLAYMORE
MGD DUR INV GRADE
MUNI
Common
Stock
55266X100
4,821
399,100
Sole
N/a
Sole
MERRILL LYNCH & CO.,
INC.
Common
Stock
590188108
344
4,950
Sole
N/a
Sole
MEXICO FUND
Common
Stock
592835102
322
10,500
Sole
N/a
Sole
MFS CHARTER INCOME
TRUST
Common
Stock
552727109
10,662
1,298,695
Sole
N/a
Sole
MFS GOVERNMENT
MARKETS INCOME
TRUST
Common
Stock
552939100
23,610
3,759,562
Sole
N/a
Sole
MFS INTERMEDIATE
INCOME
Common
Stock
55273C107
13,217
2,170,230
Sole
N/a
Sole
MFS MULTI MARKET
INCOME FUND
Common
Stock
552737108
7,461
1,286,435
Sole
N/a
Sole
MICROSOFT CORP.
Common
Stock
594918104
274
11,780
Sole
N/a
Sole
MONTGOMERY STREET
INCOME SECURITIES
Common
Stock
614115103
2,153
130,415
Sole
N/a
Sole
MORGAN STANLEY
ASIA-PACIFIC FUND
Common
Stock
61744U106
8,924
566,634
Sole
N/a
Sole
MORGAN STANLEY
DEAN WITTER GOVT
INCOME TR
Common
Stock
61745P106
12,959
1,515,670
Sole
N/a
Sole
MORGAN STANLEY
HIGH YIELD FD
Common
Stock
61744M104
254
45,610
Sole
N/a
Sole
MORGAN STANLEY
INCOME SEC INC
Common
Stock
61745P874
3,620
245,435
Sole
N/a
Sole
MSDW INSURED
MUNICIPAL BOND
Common
Stock
61745p817
1,226
88,850
Sole
N/a
Sole
MUNICIPAL
ADVANTAGE FUND INC.
Common
Stock
626189104
3,995
331,565
Sole
N/a
Sole
MUNICIPAL HIGH
INCOME FUND INC.
Common
Stock
626214100
1,089
149,135
Sole
N/a
Sole
MUNIENHANCED FUND
Common
Stock
626243109
436
43,000
Sole
N/a
Sole
MUNIHOLDINGS
INSURED FUND II
Common
Stock
62625A102
710
57,934
Sole
N/a
Sole
MUNIYIELD CALIFORNIA
FUND
Common
Stock
626296107
407
31,700
Sole
N/a
Sole
MUNIYIELD QUALITY
FUND, INC.
Common
Stock
626302103
289
21,900
Sole
N/a
Sole
NEUBERGER BERMAN
DIVIDEND ADVANTAGE
FUND
Common
Stock
64127J102
900
43,777
Sole
N/a
Sole
NEUBERGER BERMAN
INCOME OPP FD
Common
Stock
64126L108
336
22,180
Sole
N/a
Sole
NEUBERGER BERMAN
REAL ESTATE
Common
Stock
64190A103
571
37,150
Sole
N/a
Sole
NEUBERGER BERMAN
REAL ESTATE INCOME
FUND
Common
Stock
64126D106
1,231
52,175
Sole
N/a
Sole
NEUBERGER BERMAN
REALTY, INC.
Common
Stock
64126G109
1,985
99,489
Sole
N/a
Sole
NEW GERMANY FUND
Common
Stock
644465106
15,055
1,215,103
Sole
N/a
Sole
NEW IRELAND FUND,
INC.
Common
Stock
645673104
3,144
128,590
Sole
N/a
Sole
NICHOLAS-APPLE INTL
& PR STR
Common
Stock
65370C108
892
34,980
Sole
N/a
Sole
NUCOR CORPORATION
Common
Stock
670346105
253
4,668
Sole
N/a
Sole
NUVEEN FLORIDA
INVESTMENT QUALITY
MUNI FUN
Common
Stock
670970102
143
11,000
Sole
N/a
Sole
NUVEEN FLORIDA
QUALITY INCOME MUNI
FUND
Common
Stock
670978105
1,055
80,705
Sole
N/a
Sole
NUVEEN INS NY T/F
ADV MUNI
Common
Stock
670656107
692
52,700
Sole
N/a
Sole
NUVEEN INSURED
PREMIUM INC-2
Common
Stock
6706D8104
1,934
157,500
Sole
N/a
Sole
NUVEEN INSURED TAX-
FREE ADVANTAGE
MUNI FD
Common
Stock
670657105
189
13,900
Sole
N/a
Sole
NUVEEN
PENNSYLVANIA INV
QUAL MUNI FUND
Common
Stock
670972108
1,322
102,065
Sole
N/a
Sole
NUVEEN PREFERRED &
CONVERTIBLE INC FD 2
Common
Stock
67073D102
451
36,740
Sole
N/a
Sole
NUVEEN PREMIER MUNI
INC FD
Common
Stock
670988104
3,876
300,450
Sole
N/a
Sole
NUVEEN PREMIUM INC
MUNI II
Common
Stock
67063W102
2,079
155,875
Sole
N/a
Sole
NUVEEN PREMIUM
INCOME MUNICIPAL
FUND
Common
Stock
67062T100
1,367
104,585
Sole
N/a
Sole
OLD MUTUAL
CLAYMORE LONG-SRT
Common
Stock
68003N103
2,342
144,570
Sole
N/a
Sole
PAYCHEX
CORPORATION
Common
Stock
704326107
1,089
27,943
Sole
N/a
Sole
PEPSICO INC
Common
Stock
713448108
255
4,250
Sole
N/a
Sole
PETROLEUM &
RESOURCES
CORPORATION
Common
Stock
716549100
306
9,000
Sole
N/a
Sole
PFIZER CORP
Common
Stock
717081103
287
12,209
Sole
N/a
Sole
PIONEER INTEREST
SHARES, INC.
Common
Stock
723703104
2,678
245,425
Sole
N/a
Sole
PIONEER MUNI HI
INCOME TRUST
Common
Stock
723763108
4,307
324,795
Sole
N/a
Sole
PIONEER TAX ADV
BALANCE FUND
Common
Stock
72388R101
4,427
359,070
Sole
N/a
Sole
POWERSHARES
WILDERHILL CLEAN
ENERGY PORT.
Common
Stock
73935X500
382
20,100
Sole
N/a
Sole
POWERSHARES ZACKS
S/C PTFL
Common
Stock
73935X674
3,134
126,479
Sole
N/a
Sole
PROCTER & GAMBLE
Common
Stock
742718109
425
7,642
Sole
N/a
Sole
PUTNAM CALIF INVT
GRADE MUNI
Common
Stock
746446103
131
10,100
Sole
N/a
Sole
PUTNAM HIGH INCOME
BOND FUND
Common
Stock
746779107
187
24,710
Sole
N/a
Sole
PUTNAM HIGH YIELD
MUNICIPAL TRUST
Common
Stock
746781103
1,676
246,100
Sole
N/a
Sole
PUTNAM INVESTMENT
GRADE MUNICIPAL
TRUST
Common
Stock
746805100
15,943
1,690,715
Sole
N/a
Sole
PUTNAM MANAGED
MUNICIPAL INCOME
TRUST
Common
Stock
746823103
1,621
226,100
Sole
N/a
Sole
PUTNAM MASTER
INTERMEDIATE INCOME
TRUST
Common
Stock
746909100
78
13,080
Sole
N/a
Sole
PUTNAM MUNICIPAL
OPPORTUNITIES TRUST
Common
Stock
746922103
4,358
394,413
Sole
N/a
Sole
PUTNAM NY
INVESTMENT GRADE
MUNICIPAL TRUST
Common
Stock
746921105
1,526
134,240
Sole
N/a
Sole
PUTNAM PREMIER
INCOME TRUST
Common
Stock
746853100
4,111
684,095
Sole
N/a
Sole
PUTNAM TAX-FREE
HEALTH CARE FUND
Common
Stock
746920107
1,548
127,655
Sole
N/a
Sole
REAL ESTATE INCOME
FUND, INC.
Common
Stock
755881109
2,204
117,098
Sole
N/a
Sole
RYDEX S&P EQUAL
WEIGHT ETF
Common
Stock
78355W106
9,027
210,373
Sole
N/a
Sole
S & P 500 DEPOSITARY
RECEIPT
Common
Stock
78462F103
270
2,123
Sole
N/a
Sole
S & P MID-CAP 400
DEPOSITARY RECEIPTS
Common
Stock
595635103
2,309
16,591
Sole
N/a
Sole
S&P 500 COVERED
CALL FD INC
Common
Stock
78381P109
3,740
227,375
Sole
N/a
Sole
S&P 500 GEARED FUND
INC.
Common
Stock
78381r105
411
21,625
Sole
N/a
Sole
S&P QUAL RANK GL EQ
MGD TRST
Common
Stock
09250D109
750
50,818
Sole
N/a
Sole
SALOMON BROS 2008
WORLDWIDE DOLLAR
GOVT TR
Common
Stock
79548R103
13,503
1,256,110
Sole
N/a
Sole
SALOMON BROS HIGH
INC FD II
Common
Stock
794907105
917
93,540
Sole
N/a
Sole
SALOMON BROS VAR
RT STRAT FD
Common
Stock
79550X105
4,856
285,485
Sole
N/a
Sole
SALOMON BROTHERS
CAP & INC
Common
Stock
795500107
2,748
161,460
Sole
N/a
Sole
SALOMON BROTHERS
INFL MGMT
Common
Stock
79550V109
13,067
824,391
Sole
N/a
Sole
SALOMON BROTHERS
MUNI PARTNRS II
Common
Stock
794918102
3,921
324,895
Sole
N/a
Sole
SALOMON BROTHERS
MUNI PTR FD
Common
Stock
794916106
3,118
232,340
Sole
N/a
Sole
SELIGMAN QUALITY
MUNICIPAL FUND
Common
Stock
816343107
8,573
682,556
Sole
N/a
Sole
SELIGMAN SELECT
MUNICIPAL FUND
Common
Stock
816344105
3,557
370,137
Sole
N/a
Sole
SINGAPORE FUND
Common
Stock
82929L109
1,495
127,865
Sole
N/a
Sole
SUNAMERICA FOCUSED
ALPHA GR
Common
Stock
867037103
1,445
83,355
Sole
N/a
Sole
SUNSET FINANCIAL
RESOURCES - FIDELITY
RES
Common
Stock
867708109
369
43,800
Sole
N/a
Sole
SWISS HELVETIA FUND
Common
Stock
870875101
7,035
422,501
Sole
N/a
Sole
TCW STRATEGIC
INCOME FUND INC
Common
Stock
872340104
1,558
334,390
Sole
N/a
Sole
THE EUROPEAN
EQUITY FUND, INC
Common
Stock
298768102
271
26,427
Sole
N/a
Sole
THE HOME DEPOT, INC.
Common
Stock
437076102
209
5,850
Sole
N/a
Sole
TRI-CONTINENTAL
CORPORATION
Common
Stock
895436103
47,137
2,422,272
Sole
N/a
Sole
TS&W/CLAYMORE TAX-
ADVANTAGED
BALANCED FUND
Common
Stock
87280R108
825
59,100
Sole
N/a
Sole
VAN KAMPEN AMCAP IN
FL COM
Common
Stock
920932100
2,395
167,463
Sole
N/a
Sole
VAN KAMPEN AMCAP IN
NY COM
Common
Stock
920931102
1,576
110,136
Sole
N/a
Sole
VAN KAMPEN AMCAP
PA VL COM
Common
Stock
92112T108
1,040
78,814
Sole
N/a
Sole
VAN KAMPEN AMER
CAP ADV MUN II
Common
Stock
92112K107
1,215
97,939
Sole
N/a
Sole
VAN KAMPEN BOND
FUND
Common
Stock
920955101
9,319
568,595
Sole
N/a
Sole
VAN KAMPEN INCOME
TRUST
Common
Stock
920957107
3,680
663,125
Sole
N/a
Sole
VAN KAMPEN SLECT
SECTOR MUNICIPAL
TRUST
Common
Stock
92112M103
1,930
159,080
Sole
N/a
Sole
WESTERN ASSET CLAY
US TREAS INFL PROT 2
Common
Stock
95766R104
34,472
3,069,653
Sole
N/a
Sole
WESTERN ASSET
INCOME FUND
Common
Stock
95766T100
841
61,992
Sole
N/a
Sole
ZWEIG FUND
Common
Stock
989834106
6,047
1,134,520
Sole
N/a
Sole
Total Securities:  203



721,456